Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of prepayments and other assets [Abstract]
Prepayments	$ 4,057	$ 2,850
Deposits	1,330	1,215
VAT recoverable	1,061	715
Others	196	163
Total of prepayments and other assets	$ 6,644	$ 4,943